Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Impairment of long-lived assets	$ 197		$ 4,474
Shipping and handling cost	704	762	863
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Aggregate net foreign currency transaction gain (loss)	$ 53	$ 266	$ (372)
Hong Kong, Dollars [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate per dollar	7.7502	7.7677	7.7965
China, Yuan Renminbi [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate per dollar	6.249	6.316	6.583